Other current assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Tax receivables, other than corporate income taxes	€ 768	€ 658	€ 802
Prepaid expenses	768	714	615
Other receivables	1,448	1,290	805
Interest rate derivatives measured at fair value (see Note D.20.)	0	0	11
Currency derivatives measured at fair value (see Note D.20.)	201	206	284
Other current financial assets	270	664	1,054
Total	€ 3,455	€ 3,532	€ 3,571